Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2019
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A